Other operating income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income
Gains from unlisted venture funds	€ 27	€ 188	€ 61
Subsidies and government grants	20	43	3
Gain on sale of property, plant and equipment	7	66	3
Settlements and resolutions of legal disputes		90
Other	44	56	59
Total other income	98	443	126
Other operating expenses
Changes in provisions	(134)	(77)	(5)
Foreign exchange (losses)/gains on hedging forecasted sales and purchases	(107)	45	5
Expected credit losses on trade receivables	(107)	16	(171)
Impairment of disposal groups	(72)
Goodwill impairment			(200)
Other	(19)	(97)	(78)
Total other expenses	€ (439)	€ (113)	€ (449)